Segmented information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) branch segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Segment Reporting [Abstract]
Number of reportable segments | segment	4
Segment Reporting Information [Line Items]
Assets	$ 15,335,200	$ 14,738,634
Net interest income	299,807	317,599	$ 345,702
Provision for credit recoveries (losses)	3,128	(8,491)	184
Non-interest income	198,107	183,859	183,975
Net revenue before gains and losses	501,042	492,967	529,861
Gains and losses	(1,361)	1,222	2,767
Total net revenue	499,681	494,189	532,628
Total expenses	337,013	346,972	355,553
Net income	162,668	147,217	177,075
Customer
Segment Reporting Information [Line Items]
Net interest income	299,807	317,599	345,702
Customer | Inter- segment
Segment Reporting Information [Line Items]
Net interest income	0	0	0
Operating Segments
Segment Reporting Information [Line Items]
Assets	15,969,807	15,264,315
Provision for credit recoveries (losses)	3,128	(8,491)	184
Non-interest income	215,542	189,592	197,405
Net revenue before gains and losses	518,477	498,700	543,291
Gains and losses	(1,361)	1,222	2,767
Total net revenue	517,116	499,922	546,058
Total expenses	354,448	352,705	368,983
Net income	162,668	147,217	177,075
Operating Segments | Customer | Customer
Segment Reporting Information [Line Items]
Net interest income	299,807	317,599	345,702
Operating Segments | Customer | Inter- segment
Segment Reporting Information [Line Items]
Net interest income	$ 0	0	0
Operating Segments | Bermuda
Segment Reporting Information [Line Items]
Number of branch locations | branch	3
Assets	$ 5,728,466	5,924,779
Provision for credit recoveries (losses)	2,206	(8,750)	(3,088)
Non-interest income	84,641	85,216	89,114
Net revenue before gains and losses	232,838	236,034	269,936
Gains and losses	880	1,970	2,172
Total net revenue	233,718	238,004	272,108
Total expenses	186,806	192,781	209,417
Net income	46,912	45,223	62,691
Operating Segments | Bermuda | Customer | Customer
Segment Reporting Information [Line Items]
Net interest income	147,295	158,790	182,674
Operating Segments | Bermuda | Customer | Inter- segment
Segment Reporting Information [Line Items]
Net interest income	$ (1,304)	778	1,236
Operating Segments | Cayman
Segment Reporting Information [Line Items]
Number of branch locations | branch	3
Assets	$ 4,973,402	4,479,937
Provision for credit recoveries (losses)	1,415	483	1,893
Non-interest income	58,058	49,294	51,853
Net revenue before gains and losses	150,471	145,137	168,310
Gains and losses	213	491	570
Total net revenue	150,684	145,628	168,880
Total expenses	58,945	62,605	61,057
Net income	91,739	83,023	107,823
Operating Segments | Cayman | Customer | Customer
Segment Reporting Information [Line Items]
Net interest income	89,757	94,211	113,493
Operating Segments | Cayman | Customer | Inter- segment
Segment Reporting Information [Line Items]
Net interest income	1,241	1,149	1,071
Operating Segments | Channel Islands and the UK
Segment Reporting Information [Line Items]
Assets	5,234,880	4,826,671
Provision for credit recoveries (losses)	(493)	(224)	1,379
Non-interest income	45,294	40,698	34,319
Net revenue before gains and losses	107,616	103,138	82,877
Gains and losses	(2,454)	(1,238)	43
Total net revenue	105,162	101,900	82,920
Total expenses	81,654	82,057	74,217
Net income	23,508	19,843	8,703
Operating Segments | Channel Islands and the UK | Customer | Customer
Segment Reporting Information [Line Items]
Net interest income	62,752	64,591	49,486
Operating Segments | Channel Islands and the UK | Customer | Inter- segment
Segment Reporting Information [Line Items]
Net interest income	63	(1,927)	(2,307)
Operating Segments | Other
Segment Reporting Information [Line Items]
Assets	33,059	32,928
Provision for credit recoveries (losses)	0	0	0
Non-interest income	27,549	14,384	22,119
Net revenue before gains and losses	27,552	14,391	22,168
Gains and losses	0	(1)	(18)
Total net revenue	27,552	14,390	22,150
Total expenses	27,043	15,262	24,292
Net income	509	(872)	(2,142)
Operating Segments | Other | Customer | Customer
Segment Reporting Information [Line Items]
Net interest income	3	7	49
Operating Segments | Other | Customer | Inter- segment
Segment Reporting Information [Line Items]
Net interest income	0	0	0
Inter-segment eliminations
Segment Reporting Information [Line Items]
Assets	(634,607)	(525,681)
Provision for credit recoveries (losses)	0	0	0
Non-interest income	(17,435)	(5,733)	(13,430)
Net revenue before gains and losses	(17,435)	(5,733)	(13,430)
Gains and losses	0	0	0
Total net revenue	(17,435)	(5,733)	(13,430)
Total expenses	(17,435)	(5,733)	(13,430)
Net income	0	0	0
Inter-segment eliminations | Customer
Segment Reporting Information [Line Items]
Net interest income	0	0	0
Inter-segment eliminations | Customer | Inter- segment
Segment Reporting Information [Line Items]
Net interest income	$ 0	$ 0	$ 0